Close-down, restoration and environmental provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of provisions including post-retirement benefits

	Note	2024 US$m	2023 US$m
At 1 January		17,150	15,759
Adjustment on currency translation		(1,128)	241
Adjustments to mining properties/right-of-use assets:	13
–increases to existing and new provisions		851	629
–change in discount rate		(787)	(921)
Charged/(credited) to profit:
–increases to existing and new provisions(a)		435	1,654
–change in discount rate		(235)	(168)
–unused amounts reversed		(88)	(195)
–exchange losses/(gains) on provisions		26	(16)
–amortisation of discount		843	955
Utilised in year		(1,142)	(777)
Newly consolidated operation(b)		61	–
Transfers and other movements(c)		(255)	(11)
At 31 December(d)		15,731	17,150
Balance sheet analysis:
Current		1,183	1,523
Non-current		14,548	15,627
Total		15,731	17,150
(a)In 2023, this included US$1,272 million arising from study updates in the second half of the year which was excluded from underlying EBITDA. Refer to note 1 for details.
(b)This relates to our acquisition of 20.64% interest in NZAS. Refer to note 5 for details.
(c)In 2024, transfer and other movements includes amount relating to disposal of interest in businesses.
(d)Close-down, restoration and environmental provisions at 31 December 2024 have not been adjusted for closure-related receivables amounting to US$350 million (2023: US$366 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.
The impact of discounting on the provision - and the corresponding amount capitalised within “Property, plant and equipment” (for operating sites) or charged/(credited) to the income statement (for non-operating and fully impaired sites) - is illustrated below:

	At 31 December 2024			At 31 December 2023
	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m
Discount rate decreased to 1.0%	3,300	400	3,700	2,300	300	2,600
Discount rate increased to 3.0%	(900)	(100)	(1,000)	(1,800)	(300)	(2,100)

	2024			2023
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,189	369	1,558	1,658
Adjustment on currency translation	(48)	(35)	(83)	32
Charged/(credited) to profit:
–increases to existing and new provisions	91	108	199	78
–unused amounts reversed	–	(12)	(12)	(26)
Utilised in year	(75)	(58)	(133)	(277)
Remeasurement (gains)/losses recognised in other comprehensive income	(94)	–	(94)	102
Transfers and other movements	–	21	21	(9)
At 31 December	1,063	393	1,456	1,558
Balance sheet analysis:
Current	68	291	359	361
Non-current	995	102	1,097	1,197
Total employment provisions	1,063	393	1,456	1,558
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$313 million (2023: US$296 million), based on the relevant entitlements in certain Group operations, and includes US$24 million (2023: US$17 million) of provision for redundancy and severance payments.

	2024 US$m	2023 US$m
Opening balance at 1 January	1,371	1,298
Adjustment on currency translation	(69)	14
Adjustments to mining properties/right-of-use assets:
– increases to existing and new provisions	17	–
– change in discount rate	(2)	–
Charged/(credited) to profit:
– increases to existing and new provisions	184	214
– change in discount rate	(7)	(18)
– unused amounts reversed	(104)	(31)
– exchange gain on provisions	–	(1)
– amortisation of discount	14	22
Utilised in year	(94)	(104)
Transfers and other movements(a)	(203)	(23)
Closing balance at 31 December	1,107	1,371
Balance sheet analysis:
Current	792	637
Non-current	315	734
Total	1,107	1,371
(a)In 2024, transfers and other movements includes settlement of deferred consideration payable to Turquoise Hill Resources Ltd dissenting shareholders.
Schedule of close-down, restoration and environmental provisions	Analysis of close-down, restoration and environmental provisions

	2024 US$m	2023 US$m
Undiscounted close-down, restoration and environmental obligations	23,038	23,372
Impact of discounting	(7,307)	(6,222)
Present value of close-down, restoration and environmental provisions	15,731	17,150
Attributable to:
Operating sites	11,715	12,021
Non-operating sites	4,016	5,129
Total close-down, restoration and environmental provisions	15,731	17,150

Closure cost composition as at 31 December	2024 US$m	2023 US$m
Decommissioning, decontamination and demolition	3,065	3,591
Closure and rehabilitation earthworks(a)	4,628	4,609
Long-term water management costs(b)	1,316	1,236
Post-closure monitoring and maintenance	1,581	1,806
Indirect costs, owners’ costs and contingency(c)	5,141	5,908
Total	15,731	17,150
(a)A key component of earthworks rehabilitation involves re-landscaping the area disturbed by mining activities utilising largely diesel-powered heavy mobile equipment. In developing low-
carbon solutions for our mobile fleet, this may include electrification of the vehicles during the mine life. The forecast cash flows for the heavy mobile equipment in the closure cost estimate are based on existing fuel sources. The cost incurred during closure could reduce if these activities are powered by renewable energy.
(b)Long-term water management relates to the post-closure treatment of water due to acid rock drainage and other environmental commitments and is an area of research and development focus for our Closure team. The cost of this water processing can continue for many years after the bulk earthworks and demolition activities have completed and are therefore exposed to long-term climate change. This could materially affect rates of precipitation and therefore change the volume of water requiring processing. It is not currently possible to forecast accurately the impact this could have on the closure provision as some of our locations could experience drier conditions whereas others could experience greater rainfall. A further consideration relates to the alternative commercial use for the processed water, which could support ultimate transfer of these costs to a third party.
(c)Indirect costs, owners' costs and contingency include adjustments to the underlying cash flows to align the closure provision with a central-case estimate. This excludes allowances for quantitative estimation uncertainties, which are allocated to the underlying cost driver and presented within the respective cost categories above.

Geographic composition as at 31 December	2024 US$m	2023 US$m
Australia	8,546	9,187
US	4,419	4,682
Canada	1,517	1,722
Other countries	1,249	1,559
Total	15,731	17,150
The geographic composition of the closure provision shows that our closure obligations are largely in countries with established levels of regulation in respect of mine and site closure.
14 Close-down, restoration and environmental provisions continued
Projected cash flows (undiscounted) for close-down, restoration and environmental provisions

	<1 year US$m	1-3 years US$m	3-5 years US$m	>5 years US$m	Total US$m
At 31 December 2024	1,183	2,497	1,880	17,478	23,038
At 31 December 2023	1,523	2,365	2,005	17,479	23,372